Other Income (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other income explanatory [Abstract]
Interest income on bank deposits	$ 591,995	$ 491,160	$ 629,057
Interest income on government bonds with reverse repurchase agreements and others	20,215	3,382	43,581
Rental income, net	531,442	527,381	472,484
Dividend income	248,514	107,141	112,661
Grants	1,801,585	631,750	337,526
Others	636,146	619,414	602,284
Other income	$ 3,829,897	$ 2,380,228	$ 2,197,593